FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended			24 Months Ended
	Mar. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	May. 30, 2012
Schedule of Cost-method Investments [Line Items]
Discount rate		18.00%
Intangible asset and goodwill, fair value		$ 2,937	$ 3,489		$ 2,937
Impairment of intangible assets and goodwill		7,132	2,890	$ 323
Rakuto Bio Technologies Ltd. (RBT) [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration		878	4,883		878	$ 15,240
Acquisition income (expense)		4,005	3,013
Cool Touch Inc [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration	$ 100	$ 0	100		0
Discount rate	16.00%	16.00%
Contingent payment liability each year		$ 2,000	$ 2,000		$ 2,000
Net revenues milestone		$ 100
Iluminage Beauty [Member]
Schedule of Cost-method Investments [Line Items]
Discount rate			21.00%		20.00%